DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS
The company’s activities expose it to a variety of financial risks, including market risk (i.e. currency risk, interest rate risk, and other price risk), credit risk and liquidity risk. The company selectively uses derivative financial instruments principally to manage these risks.
The aggregate notional amount of the company’s derivative positions at December 31, 2017 and 2016 is as follows:

AS AT DEC. 31 ($ MILLIONS)	Note	2017	2016
Foreign exchange	(a)	$28,573	$21,782
Interest rates	(b)	18,433	17,092
Credit default swaps	(c)	43	182
Equity derivatives	(d)	1,384	2,583

Commodity instruments	(e)	2017	2016
Energy (GWh)		28,808	15,904
Natural gas (MMBtu – 000’s)		48,163	9,150

a)	Foreign Exchange
The company held the following foreign exchange contracts with notional amounts at December 31, 2017 and December 31, 2016:

	Notional Amount (U.S. Dollars)		Average Exchange Rate
(MILLIONS)	2017	2016	2017	2016
Foreign exchange contracts
British pounds	$7,312	$6,231	$1.29	$1.26
Australian dollars	3,610	5,022	0.75	0.74
European Union euros	2,754	1,855	1.15	1.11
Canadian dollars	2,619	1,405	0.78	0.75
Korean won	578	485	1,100	1,153
Chinese yuan	346	252	6.72	7.06
Brazilian reais	62	511	0.27	0.32
Japanese yen	14	203	110.17	116.39
Other currencies	256	186	various	various
Cross currency interest rate swaps
Canadian dollars	2,442	2,269	0.76	0.82
European Union euros	1,914	530	1.06	1.06
Australian dollars	1,610	1,484	0.98	0.99
Japanese yen	750	—	113.33	—
Colombian pesos	299	125	3,056	3,056
British pounds	272	249	1.45	1.49
Foreign exchange options
European Union euros	1,801	—	1.21	—
Canadian dollars	1,000	—	0.76	—
British pounds	534	—	1.19	—
Japanese yen	400	975	118.00	118.00

Included in net income are unrealized net losses on foreign currency derivative contracts amounting to $364 million (2016 – $62 million) and included in the cumulative translation adjustment account in other comprehensive income are losses in respect of foreign currency contracts entered into for hedging purposes amounting to $1,491 million (2016 – gain of $893 million).

b)	Interest Rates
At December 31, 2017, the company held interest rate swap and forward starting swap contracts having an aggregate notional amount of $8.8 billion (2016 – $6.6 billion), interest rate swaptions with an aggregate notional amount of $0.9 billion (2016 – $4.1 billion) and interest rate cap contracts with an aggregate notional amount of $8.7 billion (2016 – $6.4 billion).

c)	Credit Default Swaps
As at December 31, 2017, the company held credit default swap contracts with an aggregate notional amount of $43 million (2016 – $182 million). Credit default swaps are contracts which are designed to compensate the purchaser for any change in the value of an underlying reference asset, based on measurement in credit spreads, upon the occurrence of predetermined credit events. The company is entitled to receive payments in the event of a predetermined credit event for up to $43 (2016 – $100 million) of the notional amount and could be required to make payments in respect of $nil (2016 – $82 million) of the notional amount.

d)	Equity Derivatives
At December 31, 2017, the company held equity derivatives with a notional amount of $1,384 million (2016 – $2,583 million) which includes $1.1 billion (2016 – $988 million) notional amount that hedges long-term compensation arrangements. The balance represents common equity positions established in connection with the company’s investment activities. The fair value of these instruments was reflected in the company’s consolidated financial statements at year end.

e)	Commodity Instruments
The company has entered into energy derivative contracts primarily to hedge the sale of generated power. The company endeavors to link forward electricity sale derivatives to specific periods in which it expects to generate electricity for sale. All energy derivative contracts are recorded at an amount equal to fair value and are reflected in the company’s consolidated financial statements. The company has financial contracts outstanding on 48,163,000 MMBtu’s of natural gas as part of its electricity sale price risk mitigation strategy.
Other Information Regarding Derivative Financial Instruments
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2017 and 2016 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedge are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2017			2016
FOR THE YEARS ENDED DECEMBER 31 (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges[1]	$10,254	$42	$(16)	$11,998	$149	$(13)
Net investment hedges	14,587	(748)	—	13,973	129	—
	$24,841	$(706)	$(16)	$25,971	$278	$(13)

1.	Notional amount does not include 15,586 GWh, 45,014 MMBtu and 3,087 bbls and 8,561 GWh of commodity derivatives at December 31, 2017 and December 31, 2016, respectively
The following table presents the change in fair values of the company’s derivative positions during the years ended December 31, 2017 and 2016, for derivatives that are fair valued through profit or loss, and derivatives that qualify for hedge accounting:

(MILLIONS)	Unrealized Gains During 2017	Unrealized Losses During 2017	Net Change During 2017	Net Change During 2016
Foreign exchange derivatives	$119	$(483)	$(364)	$(62)
Interest rate derivatives	20	(35)	(15)	110
Credit default swaps	2	—	2	(5)
Equity derivatives	204	(35)	169	(9)
Commodity derivatives	69	(103)	(34)	9
	$414	$(656)	$(242)	$43

The following table presents the notional amounts underlying the company’s derivative instruments by term to maturity as at December 31, 2017 and the comparative notional amounts at December 31, 2016, for derivatives that are classified as fair value through profit or loss, and derivatives that qualify for hedge accounting:

	2017				2016
AS AT DEC. 31 ($ MILLIONS)	<1 Year	1 to 5 Years	>5 Years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$5,516	$4,074	$1,042	$10,632	$5,065
Interest rate derivatives	7,287	4,034	211	11,532	7,838
Credit default swaps	—	43	—	43	182
Equity derivatives	680	682	—	1,362	2,560
Commodity instruments
Energy (GWh)	5,328	7,894	—	13,222	7,343
Natural gas (MMBtu – 000’s)	2,459	690	—	3,149	9,150
Elected for hedge accounting
Foreign exchange derivatives	$12,674	$3,391	$1,876	$17,941	$16,717
Interest rate derivatives	607	5,184	1,110	6,901	9,254
Equity derivatives	10	12	—	22	24
Commodity instruments
Energy (GWh)	1,412	11,494	2,680	15,586	8,561
Natural gas (MMBtu – 000’s)	37,052	7,962	—	45,014	—